UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21247

                        Ivy Multi-Strategy Hedge Fund LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 One Wall Street
                               New York, NY 10286
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven Pisarkiewicz
                              BNY Asset Management
                                  1633 Broadway
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-212-635-4513

                     Date of fiscal year end: March 31, 2004

                    Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT(S) TO STOCKHOLDERS.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:



IVY MULTI-STRATEGY
HEDGE FUND LLC

Annual Report
March 31, 2004

                                     [Logo]
                           IVY Asset Management Corp.
                  --------------------------------------------
                  A subsidiary of The Bank of New York Company

Dear Members,

We are pleased to send you the Annual Report for the Ivy Multi-Strategy Hedge Fund LLC for the fiscal year ended March 31, 2004. Since this is the Fund's first year of operation, we have provided a quarter-by-quarter analysis of the Fund's performance and the strategies that portfolio managers have pursued in an attempt to achieve our investment objectives.

2ND QUARTER 2003

The Ivy Multi-Strategy Hedge Fund was launched at the beginning of the second quarter of 2003, a period during which the major stock market indices experienced a sharp rally due to optimism regarding a recovery in U.S. economic growth. This rally, however, still left stock market indices far below the highs reached in 2000 and earlier. During this time, bond investors continued to reap positive returns as the Federal Reserve, driven by deflation concerns, continued its policy of lowering interest rates. In addition to an increase in investors' appetite for risk, volatility measures decreased sharply during the quarter, falling to the lowest levels in the past five years.

The environment for hedging and arbitrage strategies was mixed during the second quarter. Multi-strategy market neutral managers made money in April and May, but were flat in June. During the quarter, these managers were able to benefit from tightening credit spreads, as well as from the easing of geopolitical concerns that had plagued the market earlier in the year. Investors' willingness to participate in the equity market led to improvement in long/short pairs trading and statistical arbitrage. Convertible arbitrage performed well in April and May as credit spreads tightened. However, June was a difficult month due to the sharp contraction in implied volatility, the tax law change that reduced the taxes on dividends and the low interest rate environment.

Event-driven managers, for the most part, continued to generate very strong returns in the second quarter of 2003. Though returns among managers varied depending on their individual mix of specific situations, most provided excellent performance. Restructurings and post-bankruptcy equities were profitable areas, as many companies reorganized and emerged from bankruptcy. In contrast, capital structure arbitrage became more difficult due to the rapidly rising equity market. Merger activity remained at a low level; European activity continued to be more bountiful than domestic.

As the equity markets rallied, we observed a shift in trading with greater attention being paid to fundamentals than geopolitical news. The strongest performance came from those managers with the highest exposure.

3RD QUARTER 2003

Continuing the trend that began in the second quarter, most equity market indices advanced during the third quarter. More speculative stocks led the advance. While investors anticipated a strong economic recovery, indicators of such recovery were weak and inconsistent. Much uncertainty still existed as the twin deficits, government and world trade, remained high.

Due in part to the large fiscal deficit and the expectation that interest rates would rise in the near future, the yield curve was steep both on a relative and absolute basis. The Federal Reserve kept short-term interest rates low, injecting an enormous amount of liquidity into the market. In addition, volatility remained at its lowest level in several years due to investor confidence in the economy.

The environment for hedging and arbitrage strategies improved as the quarter progressed. July was a difficult month for these managers, but August witnessed some stabilization. By September, these managers were able to take advantage of opportunities that had developed during the previous months. Equity market volatility continued the trend that began during the second quarter, contracting considerably during the third quarter. Managers that employed convertible arbitrage strategies continued to face a difficult environment in July and August, but were able to deliver more favorable returns in September. The same factors that affected the prior quarter -- heavy new issuance, strong equity markets, a decline in volatility and the dividend tax law change -- continued to have a negative impact early in the quarter. During September, as the volume of new issuance slowed and companies started to incorporate dividend protection language in prospectuses for new convertibles, the tone changed dramatically.

The Ivy Multi-Strategy Hedge Fund reaped the benefits of employing multiple strategy managers, as these managers were able to take advantage of the changing market environment. These managers generated positive returns, employing statistical arbitrage and special situation/event-driven strategies along with other hedging strategies. Event-driven managers continued to perform well in the third quarter. Distressed and multi-strategy event-driven managers performed particularly well, benefiting from continued tightening credit spreads and positive developments in a number of special situation investments. Other areas, such as post-bankruptcy equities and reorganizations, also continued to be profitable. Merger activity picked up in early July, but then subsided throughout the remainder of the quarter.

The equity markets rallied during July and August, yet gave back some of those gains in September. Growth played a stronger role than value, while small caps and technology boosted the market. In September, large caps outperformed small caps for the first time since February 2003. Investors began to pour money back into stocks, lifting the indices to levels not seen in more than a year. Optimism grew, though questions still remained as to whether economic growth would support this rally.

4TH QUARTER 2003

The fourth quarter of 2003 was marked by continued optimism in the global equity markets. Though investors expected a strong recovery, economic indicators remained mixed. Statistics seemed to point toward an upturn, yet job creation remained anemic and consumer confidence was muted. While short-term interest rates were at historic lows, long-term rates remained relatively high, creating a rather steep yield curve. In addition, the dollar's slide continued to levels not seen in more than 5 years. Yet, at the same time, investors thought that the world was safer, especially with the capture of Saddam Hussein by U.S. forces. This was evidenced by the dramatic fall in implied volatilities, which, based upon the NDX

Volatility Index, showed a 30% drop in these last three months and a drop of nearly two thirds from July 2002 levels. On the other hand, continuing tensions in the Middle East, combined with concerns over the decline in the dollar, drove precious metals prices higher. Gold, often viewed in the context of a flight to safety, rose above $400/oz. for the first time since February 1996. Much of the rise in stock prices was fueled by the Federal Reserve pumping liquidity into the system, as well as the fiscal stimulus provided by the engorged federal budget deficit.

Hedging and arbitrage managers did reasonably well on a relative basis, providing a significant premium over the risk-free rate during the final quarter of 2003. As a group, these managers made money in each of the three months of the quarter. Narrowing credit spreads helped managers who focused on this phenomenon, while declining volatility hurt those focused on greater market turbulence. Among convertible arbitrage managers, these twin forces were also accountable for variations in returns.

Managers who attempted to exploit inefficiencies in equity markets pricing did well if they were long the trends. Those who based their strategies on the mean-reverting nature of markets had a more difficult time. Multi-strategy managers continued to do well, as these managers were able to opportunistically deploy capital to varying strategies depending on the market environment. A number of these multi-strategy managers made money in statistical arbitrage and special situations/event driven strategies, in addition to their other hedging and arbitrage strategies.

The majority of the event-driven managers generated attractive returns in the fourth quarter. The best performing managers in this space were those investing in distressed securities. These securities continued to benefit from tightening credit spreads while a plethora of other special situations opportunities, including restructurings, post-bankruptcy equities, and spin-offs, contributed as well. Credit spreads were at their lowest levels in years, due both to increasing hopes for an economic upturn and as a consequence of investors' search for yield. Merger arbitrage managers also posted positive returns for the quarter. European activity continued at a much better pace, and many of the event-driven managers focused more of their attention overseas.

Equity long/short managers had another positive quarter. Small cap stocks continued their outperformance during the fourth quarter and for the year as a whole. Much of this was due to an increased speculative appetite reflected in significant rises in recently spurned technology stocks. In December, for the first time in a while, this trend reversed as large capital stocks led the way.

1ST QUARTER 2004

The global equity markets posted mixed performance during the first quarter of 2004, though generally beginning on a positive note. February and March, however, offered fewer opportunities. The strong global equity rally that began in mid-March 2003, after three years of falling prices, may have entered a consolidation phase. The markets were boosted by a sense that the world economy was reawakening, as well as by stimulative monetary and fiscal policies. Though economic signs were mixed, corporate profits were expected to rise and the markets were still awash in liquidity. Geopolitical concerns related to the ongoing instability in Iraq, as well as terrorist actions in Spain and elsewhere-created uncertainty. With the dollar falling steadily against other major currencies, dollar-denominated oil prices rose sharply.

Hedging and arbitrage managers made money during the first quarter, with convertible arbitrage, statistical arbitrage, and managers employing multiple hedging strategies all reporting positive performance. The continued decline in interest rates and the decline in volatility during this past quarter were more than offset by the continued credit narrowing that took place.

The middle of the first quarter of 2004 was less favorable to long/short equity managers. The technology sector, in particular, proved unable to maintain positive momentum, although fundamentals within this sector continued to improve. Both company-specific dynamics and macroeconomic factors drove the financial services sector. Positive performance did come from the consumer sector, while the healthcare sector seemed to revert toward a more fundamentally driven market.

Thank you for your confidence in the Ivy Multi-Strategy Hedge Fund LLC.

Sincerely,

/s/ Steven Pisarkiewicz

Steven Pisarkiewicz
President
Ivy Multi-Strategy Hedge Fund LLC

IVY MULTI-STRATEGY HEDGE FUND LLC

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
For the Period April 1, 2003 through March 31, 2004



Contents

Schedule of Investments ...................................................   1
Statement of Assets, Liabilities and Members' Capital .....................   3
Statement of Operations ...................................................   4
Statement of Changes in Members' Capital ..................................   5
Statement of Cash Flows ...................................................   6
Notes to the Financial Statements .........................................   7

Report of Independent Registered Public Accounting Firm ...................  14

Managers and Officers .....................................................  15

 IVY MULTI-STRATEGY HEDGE FUND LLC

 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------------------------------------
 March 31, 2004

                                                   Initial
                                                 Acquisition
 PORTFOLIO FUNDS - 89.6%                            Date           Cost           Value            Liquidity*
                                                    ----          -----           -----            ----------

 SPECIAL SITUATIONS - 40.7%

 DISTRESSED - 19.1%

 Cerberus Partners, LP                             4/02/03      $3,650,000      $ 4,176,333      Semi-annually
 King Street Capital, LP                           4/02/03       4,100,000        4,651,560      Quarterly
 Longacre Capital Partners, LP                     4/02/03       3,850,000        4,331,058      Quarterly
 Merced Partners, LP                               4/02/03       3,450,000        3,924,109      Annually
                                                                                -----------
                                                                                 17,083,060
                                                                                -----------

 MULTIPLE EVENT-DRIVEN - 21.6%

 Davidson Kempner Partners                         4/02/03       3,950,000        4,171,986      Annually
 OZ Domestic Partners II, LP                       2/04/04       5,000,000        5,036,291      Annually
 Perry Partners, LP                                4/02/03       5,000,000        5,677,079      Annually
 Purchase Associates II, LP                        4/02/03       3,150,000        3,273,975      Quarterly
 Seneca Capital, LP                                4/01/03         850,000        1,094,462      Annually
                                                                                -----------
                                                                                 19,253,793
                                                                                -----------

 TOTAL SPECIAL SITUATIONS
   (cost $33,000,000)                                                            36,336,853
                                                                                -----------

 RELATIVE VALUE - 29.6%

 CONVERTIBLE HEDGING - 5.1%

 Advent Convertible Arbitrage Fund,
   LP (The)                                        4/02/03       4,200,000        4,554,172      Quarterly
                                                                                -----------
 MULTI-HEDGING STRATEGIES - 22.1%

 Amaranth Partners, LLC                            4/02/03       4,950,000        5,392,479      Annually
 Deephaven Market Neutral Fund, LLC                4/02/03       5,250,000        5,698,832      Monthly
 Elliot Associates, LP                             4/01/03       3,100,000        3,437,556      Semi-annually
 Stark Investments, LP                             4/02/03       4,700,000        5,137,888      Annually
                                                                                -----------
                                                                                 19,666,755
                                                                                -----------

--------------------------------------------------------------------------------
 * Available frequency of redemption after initial lock-up period.

See notes to financial statements.

 IVY MULTI-STRATEGY HEDGE FUND LLC

 SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------------------------------------
 March 31, 2004

                                                   Initial
 STATISTICAL ARBITRAGE                           Acquisition
   QUANTITATIVE - 2.4%                              Date           Cost           Value            Liquidity*
                                                    ----          -----           -----            ----------
 d. Quant Fund, LLC                                4/01/03      $2,150,000      $ 2,172,527      Daily
                                                                                -----------
 TOTAL RELATIVE VALUE
   (cost $24,350,000)                                                            26,393,454
                                                                                -----------

 EQUITY INVESTING - 19.3%

 LONG/SHORT GLOBAL - 1.2%

 Standard Global Equity Partners SA, LP            4/01/03       1,050,000        1,041,618      Annually
                                                                                -----------

 LONG/SHORT SPECIALITY - 5.5%

 Minot Capital II, LP                              4/02/03       4,800,000        4,941,606      Quarterly
                                                                                -----------


 LONG/SHORT TILT - 12.6%

 Alson Signature Fund, LP                          4/02/03       2,250,000        2,488,789      Quarterly
 Copper Arch Fund, LP                              4/02/03       4,050,000        4,444,791      Quarterly
 Sirios Capital Partners II, LP                   10/01/03       4,250,000        4,348,047      Annually
                                                                                -----------
                                                                                 11,281,627
                                                                                -----------

 TOTAL EQUITY INVESTING

   (cost $16,400,000)                                                            17,264,851
                                                                                -----------

 TOTAL INVESTMENTS

   (cost $73,750,000) - 89.6%                                                    79,995,158
 Other Assets, Less Liabilities - 10.4%                                           9,251,252
                                                                                -----------
 MEMBERS' CAPITAL - 100.0%                                                      $89,246,410
                                                                                ===========

--------------------------------------------------------------------------------
 * Available frequency of redemption after initial lock-up period.

 See notes to financial statements.

 IVY MULTI-STRATEGY HEDGE FUND LLC

 STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------
 March 31, 2004

 ASSETS

 Investments in Portfolio Funds, at fair value (cost $73,750,000)                        $       79,995,158
 Cash                                                                                             2,395,910
 Receivable for Portfolio Funds sold                                                              7,116,417
 Prepaid assets                                                                                      30,452
 Interest receivable                                                                                    120
                                                                                         ------------------
   TOTAL ASSETS                                                                                  89,538,057
                                                                                         ------------------

 LIABILITIES
 Management fee payable                                                                             113,227
 Administration fee payable                                                                          49,640
 Accrued expenses and other liabilities                                                             128,780
                                                                                         ------------------
     TOTAL LIABILITIES                                                                              291,647
                                                                                         ------------------
  NET ASSETS                                                                             $       89,246,410
                                                                                         ==================

 MEMBERS' CAPITAL REPRESENTED BY:
 Net capital contributions                                                               $       83,001,252
 Net unrealized appreciation of investments                                                       6,245,158
                                                                                         ------------------
                                                                                         $       89,246,410
                                                                                         ==================

--------------------------------------------------------------------------------
 See notes to financial statements.

 IVY MULTI-STRATEGY HEDGE FUND LLC

 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
 For the period April 1, 2003* through March 31, 2004

 INVESTMENT INCOME
    Interest                                                                    $            1,922
                                                                                ------------------

 EXPENSES

    Management                                                                             879,018
    Administration                                                                         136,999
    Legal                                                                                  122,527
    Printing                                                                               117,474
    Organization                                                                           112,826
    Audit                                                                                   75,001
    Directors                                                                               47,535
    Insurance                                                                               41,250
    Registration                                                                            28,654
    Investor servicing                                                                      22,602
    Custodian                                                                               10,758
    Miscellaneous                                                                           19,908
                                                                                ------------------
    TOTAL EXPENSES                                                                       1,614,552
                                                                                ------------------
    NET INVESTMENT LOSS                                                                 (1,612,630)
                                                                                ------------------

 REALIZED AND UNREALIZED GAIN ON INVESTMENTS

 Net realized gain on investments                                                          155,986
 Net unrealized appreciation on investments                                              6,245,158
                                                                                ------------------
 Net realized and unrealized gain on investments                                         6,401,144
                                                                                ------------------
 NET INCREASE IN MEMBERS' CAPITAL RESULTING
    FROM OPERATIONS                                                             $        4,788,514
                                                                                ==================

--------------------------------------------------------------------------------
 * Commencement of operations

 See notes to financial statements.

 IVY MULTI-STRATEGY HEDGE FUND LLC

 STATEMENT OF CHANGES IN MEMBERS' CAPITAL
----------------------------------------------------------------------------------------------------
 For the period April 1, 2003* through March 31, 2004


                                                                                     MEMBERS'
 CHANGE IN MEMBERS' CAPITAL                                                           CAPITAL
                                                                                --------------------
    Members' Capital, April 1, 2003                                             $            100,000

 FROM OPERATIONS
    Net investment loss                                                                   (1,612,630)
    Net realized gain on investments                                                         155,986
    Net unrealized appreciation on investments                                             6,245,158
                                                                                --------------------
    Net increase in members' capital resulting from operations                             4,788,514

 FROM MEMBERS' CAPITAL TRANSACTIONS
    Members' contributions                                                                84,444,108
    Offering costs                                                                           (86,212)
                                                                                --------------------
    Net increase in members' capital from capital transactions                            84,357,896

    Members' Capital, March 31, 2004                                            $         89,246,410
                                                                                ====================

--------------------------------------------------------------------------------
 * Commencement of operations

 See notes to financial statements.

 IVY MULTI-STRATEGY HEDGE FUND LLC

 STATEMENT OF CASH FLOWS
----------------------------------------------------------------------------------------------------
 For the period April 1, 2003* through March 31, 2004

 CASH FLOWS FROM OPERATING ACTIVITIES

 Net increase in Members' Capital resulting from operations                              $        4,788,514

 ADJUSTMENTS TO RECONCILE NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM
    OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES:
   Change in net unrealized appreciation on investments                                          (6,245,158)
   Net realized gain on investments                                                                (155,986)

 CHANGE IN ASSETS AND LIABILITIES:
   Purchase of Portfolio Funds                                                                  (84,600,000)
   Proceeds from sale of Portfolio Funds                                                         11,005,986
   Increase in receivable for Portfolio Funds sold                                               (7,116,417)
   Increase in prepaid assets                                                                       (30,452)
   Increase in interest receivable                                                                     (120)
   Increase in management fee payable                                                               113,227
   Increase in administration fee payable                                                            49,640
   Increase in accrued expenses and other liabilities                                               128,780
                                                                                         ------------------
     Net cash used in operating activities                                                      (82,061,986)

 CASH FLOWS FROM FINANCING ACTIVITIES
   Proceeds from Members' contributions                                                          84,444,108
   Offering costs                                                                                   (86,212)
                                                                                         ------------------
     Net cash provided by financing activities                                                   84,357,896

 Net increase in cash                                                                             2,295,910
 CASH AT BEGINNING OF PERIOD                                                                        100,000
                                                                                         ------------------
 CASH AT END OF PERIOD                                                                   $        2,395,910
                                                                                         ==================










--------------------------------------------------------------------------------
 * Commencement of operations

 See notes to financial statements.

 IVY MULTI-STRATEGY HEDGE FUND LLC

 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
 March 31, 2004

NOTE 1. ORGANIZATION

Ivy Multi-Strategy Hedge Fund LLC (the "Fund") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized as a Delaware limited liability company on September 25, 2002 and commenced operations on April 1, 2003. The Fund had no operations prior to that date other than those related to organizational matters and the issuance of $100,000 of limited liability company interests ("Interests") in the Fund to BNY Falcon Three Holding Corp., an affiliate of BNY Investment Advisors (the "Adviser").

The Fund's investment objective is to provide above average capital appreciation with low to moderate volatility of investment returns. The Fund pursues its investment objective by investing primarily in private investment partnerships and other investment vehicles ("Portfolio Funds") that are managed by a select group of alternative asset managers ("Portfolio Managers") that pursue "Special Situation", "Relative Value" and "Equity Investing" investment strategies. In allocating the Fund's assets for investment, Ivy focuses on the selection of Portfolio Managers that have achieved above average investment returns through different market cycles, with additional consideration given to those managers that have achieved good performance during adverse market conditions. Ivy has primary responsibility for selecting Portfolio Managers and determining the portion of the Fund's assets to be allocated to each Portfolio Manager.

Initial and additional subscriptions for Interests in the Fund are generally accepted as of the first day of each month, unless otherwise determined at the discretion of the Board of Managers (the "Board"). Additional subscriptions for Interests are accepted into the Fund at net asset value. The Fund, from time to time, may offer to repurchase outstanding Interests at net asset value pursuant to written tenders by Members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. A repurchase fee equal to 1% of the value of an Interest repurchased by the Fund will apply if the repurchase is less than one year following the date of the Member's initial investment in the Fund.

On May 3, 2004, the Fund began making offers to purchase up to $5 million of Interests in the Fund or portions thereof pursuant to tenders by Members at a price equal to their net asset value as of June 30, 2004, and anticipates doing so twice each year, effective June 30 and December 31 thereafter. The initial offer expires on May 28, 2004, if the offer is not extended. In general, the Fund will initially pay 95% of the estimated value of the repurchased Interests to Members within one month after the value of the Interests to be repurchased is determined. The remaining amount will be paid out promptly after completion of the Fund's year end audit.

IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The  preparation  of financial  statements  in  conformity  with U.S.  generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITIES VALUATION

The Fund values its holdings in accordance with the valuation principles set forth and established by the Board. These procedures require that the Fund values its investments in Portfolio Funds at fair value. Fair value of these investments ordinarily will be the value determined as of the end of each fiscal period (as defined in the Fund's registration statement) by the Portfolio Managers of each Portfolio Fund, and will ordinarily be the amount equal to the Fund's pro rata interest in the net assets of such Portfolio Fund. Such valuations are net of management and performance incentive fees or allocations payable to the Portfolio Funds' managers pursuant to the Portfolio Funds' agreements. Because Portfolio Funds provide net asset value information to the Fund on a monthly basis and do not generally provide detailed information on their investment positions except on an annual basis, the Fund generally will not be able to determine the fair value of investments or their net asset values other than as of the end of each month and may not be able to verify valuation information provided to the Fund by Portfolio Managers.

To the extent that the Fund invests any of its assets through Portfolio Accounts (as defined in the Fund's registration statement), the Fund will value US exchange traded securities and securities included in the Nasdaq National Market System at the last composite sales price as reported on the exchanges where such securities are traded. Securities traded on a foreign securities exchange will be valued at the last sales price on the exchange where such securities are primarily traded. Listed option and futures contracts will be valued using last sales prices as reported by the exchange with the highest recorded daily volume for such options or futures contract. Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities held short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets and liabilities, will be valued at fair value as determined in good faith by, or under the supervision of, the Board. Debt securities with remaining maturities of 60 days or less will be valued at amortized cost, so long as such valuation is determined by the Board to represent fair value.

IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
B. INCOME RECOGNITION

Interest income is recorded on the accrual basis. Realized gains and losses from Portfolio Fund withdrawals are recognized on a cost recovery basis.

C. ALLOCATION OF NET PROFITS AND LOSSES; ALLOCATION OF
OFFERING COSTS

Net profits or net losses of the Fund for each fiscal period will be allocated among, and credited to or debited against, the capital accounts of Members (investors that own Interests in the Fund) as of the last day of each fiscal period in accordance with the Members' respective investment percentages as of the beginning of the period. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund (including any net change in unrealized appreciation or depreciation of investments) and realized income and gains or losses and expenses during a fiscal period, before giving effect to any repurchases by the Fund of Interests (or portions thereof), and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members' respective investment percentages. Offering costs required by applicable accounting principles to be charged to capital that are paid or accrued during a fiscal period are allocated and charged to the capital accounts of Members pro rata in accordance with their respective investment percentages as of the beginning of the period.

D. INCOME TAXES

The Fund is classified as a partnership and not as an association taxable as a corporation for Federal income tax purposes. Accordingly, no provision for the payment of Federal, State or local income tax has been provided by the Fund. Each Member is individually required to report on its own annual tax return such Member's distributive share of the Fund's taxable income or loss.

For the year ended March 31, 2004, in accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies", the Fund reclassified $1,612,630 and $155,986 from accumulated net investment loss and accumulated net realized gain, respectively, to net capital contributions. This reclassification was reflected as an adjustment to net capital contributions. The amounts of taxable income or loss have been allocated to the Members and had no effect on net assets.

E. ORGANIZATION EXPENSES AND OFFERING COSTS

Organization expenses borne by the Fund amounted to $112,826 through March 31, 2004. Such amounts were charged directly to expense as incurred. Additionally, offering costs of $86,212 were incurred during the period ended March 31, 2004 in connection with issuance of Member interests and were charged directly to capital.

IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
E. ORGANIZATION EXPENSES AND OFFERING COSTS (CONTINUED)

In order to achieve a more equitable distribution of the impact of organization and initial offering expenses among Members, an initial allocation of these expenses was made as of the first date on which capital contributions of Members were made. These allocations thereafter were adjusted as of each date during the one year period following commencement of the Fund's operations that additional capital was contributed to the Fund by Members. This procedure generally resulted in a final allocation of the Fund's organization and initial offering expenses among Members based on the percentage that a Member's contributed capital to the Fund bears to the total capital contributed to the Fund through March 31, 2004.

NOTE 3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Fund, the Adviser is responsible for developing, implementing and supervising the Fund's investment program, subject to the ultimate supervision of and subject to any policies established by the Board of the Fund. The Adviser is a registered investment adviser and a division of The Bank of New York, a New York state chartered bank. The Bank of New York is a subsidiary of The Bank of New York Company, Inc. ("BNYCo"), a financial holding company. Ivy Asset Management Corp. ("Ivy"), a direct, wholly-owned subsidiary of BNYCo, and a registered investment adviser, has been retained by the Adviser to provide day-to-day investment management services to the Fund, subject to the general supervision of the Adviser.

In consideration of services provided by the Adviser, the Fund pays the Adviser a fee, the "Management Fee", computed and paid monthly, at the annual rate of 1.50% of the aggregate value of outstanding Interests determined as of the beginning of every month subsequent to the initial sale of Interests to investors. The Adviser pays Ivy for its services equal to 50% of the Management Fee received by the Adviser. The fee paid to Ivy is borne by the Adviser, not the Fund.

The Bank of New York (the "Administrator") provides various administration, fund accounting, investor accounting, taxation and transfer agent services to the Fund. In consideration of these services, the Fund pays the Administrator a fee, computed and paid quarterly, of an amount which is not to exceed 0.25% of the Fund's net assets on an annual basis and reimburses the Administrator for certain out-of-pocket expenses. Pursuant to the administration agreement with the Fund, the Administrator may appoint sub-administrators to provide these services to the Fund.

The Bank of New York (the "Custodian") also serves as the custodian of the Fund's assets. Custodian fees are included in the 0.25% limitation referred to above.

IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
NOTE 3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

BNY Hamilton Distributors, Inc. (the "Distributor") (a wholly-owned subsidiary of The BISYS Group, Inc.) acts as the distributor of Interests on a best efforts basis, subject to various conditions. Interests are being offered to investors meeting all qualifications for investment in the Fund. These Interests are offered through the Distributor and other brokers, dealers and certain financial institutions that have entered into selling agreements with the Distributor ("Selling Agents"). The Adviser (or one of its affiliates) may pay from its own resources compensation to brokers and dealers of up to 1% of the value of Interests sold by them. In addition, the Adviser (or one of its affiliates) may make ongoing payments to Selling Agents from its own resources in an amount up to 0.90% per annum of the aggregate value of Interests held by Members that are customers of those Selling Agents (less the amount of any investor servicing fees paid to them by the Fund).

The Fund pays a quarterly fee (the "Investor Servicing Fee") to the Distributor to reimburse it for payments made to Selling Agents and certain financial advisers that have agreed to provide ongoing investor services and account maintenance services to investors in the Fund that are their customers ("Investor Service Providers"). This fee will be in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.50% (on an annualized basis) of the average monthly aggregate value of outstanding Interests held by investors that receive services from the Investor Service Provider, determined as of the last day of each month (before any repurchases of Interests); or (ii) the Distributor's actual payments to the Investor Service Provider.

Each Director  receives an annual retainer of $5,000 plus a fee for each meeting
attended.   All  Directors  are  reimbursed  by  the  Fund  for  all  reasonable out-of-pocket expenses.

NOTE 4. PORTFOLIO TRANSACTIONS

Aggregate purchases and sales of investments (excluding short-term investments) for the period April 1, 2003 (commencement of operations) to March 31, 2004, amounted to $84,600,000, and $11,005,986, respectively. At March 31, 2004, the cost of investments for Federal income tax purposes is adjusted for items of taxable income or loss allocated to the Fund from the Portfolio Funds. The allocated taxable income is reported to the Fund by the Portfolio Funds on Schedule K-1. At March 31, 2004, the cost of investments in Portfolio Funds for Federal Income Tax purposes was estimated to be $75,187,684. Accordingly, accumulated net unrealized appreciation on investments was $4,807,474, consisting of $4,815,856 gross unrealized appreciation and $8,382 gross unrealized depreciation.

IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
NOTE 5. PORTFOLIO FUND INVESTMENTS

The Fund invests in Portfolio Funds that are managed by Portfolio Managers that pursue Special Situations, Relative Value and Equity Investing investment strategies. Portfolio Funds are investment funds typically organized as limited partnerships that do not publicly offer their securities and are not required to register under the 1940 Act. The typical Portfolio Fund has greater flexibility as to the type of securities it may own, the types of trading strategies it may employ and the amount of leverage it may use. The investment programs used by the Portfolio Managers may employ a variety of sophisticated investment techniques that include, among others, short sales of securities, use of leverage (i.e., borrowing money for investment purposes), transactions in derivative securities and other financial instruments such as stock options, index options, futures contracts and options on futures and distressed securities including low-grade bonds and convertible hedging.

The agreements related to Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lockup provisions of up to three years from initial investment. At March 31, 2004, approximately 5.6% of the Fund's capital is invested in Portfolio Funds with lock-ups extending beyond one year from March 31, 2004. Detailed information about the Portfolio Funds is included on the Schedule of Investments.

In the normal course of business, the Portfolio Funds trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and equity swaps. The Funds risk of loss in these Portfolio Funds is limited to the value of these investments as reported by the Fund.

NOTE 6. BORROWINGS

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund, including any borrowings on behalf of Portfolio Accounts, are subject to a 300% asset coverage requirement under the 1940 Act. Borrowings by the Fund for investment purposes (a practice known as "leverage") involve certain risks. Any such borrowings by the Fund are made solely for Portfolio Accounts and are not principal investment strategies of the Fund. There were no borrowings by the Fund during the period April 1, 2003 through March 31, 2004.

Portfolio Funds that are not registered investment companies are not subject to the 300% asset coverage requirement referred to above.

IVY MULTI-STRATEGY HEDGE FUND LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
NOTE 7. FINANCIAL HIGHLIGHTS

The following represents the ratios to average Members' capital and other supplemental information for the period:

                                                                                       APRIL 1, 2003 (a)
                                                                                            THROUGH
                                                                                        MARCH 31, 2004
                                                                                       ----------------

Net assets, end of period (000)                                                             $89,246
Ratio of net investment loss to average Members' capital (b)                                 (2.75%)
Ratio of expenses to average Members' capital
  (excluding organization expenses) (b)                                                       2.56%
Ratio of expenses to average Members' capital (b)                                             2.76%
Total return (b)                                                                              8.38%
Portfolio turnover rate                                                                         19%

(a)  Commencement of operations

(b) Net investment loss ratio, expenses to average Members' capital ratio and total return are calculated for the Members as a whole. An individual Member's return may vary from this return based on the timing of capital transactions.

NOTE 8. SUBSEQUENT EVENTS

Effective April 1, 2004, the Fund received additional contributions from Members of approximately $8,312,000. On April 1, 2004, the Fund made additional investments in Portfolio Funds of approximately $16,300,000.

IVY MULTI-STRATEGY HEDGE FUND LLC

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
To the Members and Board of Managers of
Ivy Multi-Strategy Hedge Fund LLC

We have audited the accompanying statement of assets, liabilities and members' capital of Ivy Multi-Strategy Hedge Fund LLC (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statements of operations, changes in members' capital and cash flows for the period from April 1, 2003 (commencement of operations) through March 31, 2004. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2004, by correspondence with the custodian and the general partners / managing members of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ivy Multi-Strategy Hedge Fund LLC at March 31, 2004, the results of its operations, changes in its members' capital and its cash flows for the period indicated above, in conformity with U.S. generally accepted accounting principles.


                                           [ERNST & YOUNG LLP SIGNATURE OMITTED]


New York, New York
May 21, 2004

IVY MULTI-STRATEGY HEDGE FUND LLC

MANAGERS AND OFFICERS (unaudited)
--------------------------------------------------------------------------------
The managers and executive officers of the Ivy Multi-Strategy Hedge Fund and their principal occupations during the past five years are:

                                                  Principal Occupations
Manager                  Position                 During Past Five Years
-------                  --------                 ----------------------

Carla Diane Hunter       Manager                  Chief Operating Officer, Weizmann Global Endowment
Age 48                                            Management Trust, since October 2002; Director of
                                                  Investments and Treasury, Museum of Modern Art, New
                                                  York City, from April 1997 to September 2002.

Frederic P. Sapirstein   Manager                  Chairman of the Board, Chief Executive Officer and
Age 60                                            President, Hoenig Group, Inc. from September 1996 to
                                                  September 2002.

Arthur Williams III      Manager                  President and Chief Investment Officer, Pine Grove
Age 61                                            Associates, Inc., since 1994; Director of Retirement Plan
                                                  Investments, McKinsey & Company, Inc., until 1994.

Rodney S. Yanker         Manager                  Founder and Managing Director, Affiliated Alternative
Age 43                                            Managers, LLC, since January 1996; Executive Vice
                                                  President, Ramsey Financial, Inc., from June 1991 to
                                                  November 1995.

Newton P.S. Merrill      Manager                  Senior Executive Vice President, The Bank of New York,
Age 63                                            from April 1994 to May 2003; Executive Vice President
                                                  and Group Executive, Bank of Boston, from 1991 to
                                                  April 1994.

Steven Pisarkewicz       President and            Executive Vice President, Asset Management, The Bank
Age 55                   Principal Executive      of New York, since May 2003; Chief Investment Officer,
                         Officer                  Structured Equity Services, Sanford C. Bernstein & Co.,
                                                  from November 1999 to May 2003.

Sheila McKinney          Treasurer and            Vice President, Fund Administration Services Group,
Age 42                   Principal Accounting     The Bank of New York, since August 2003, Manager
                         Officer                  PricewaterhouseCoopers LLP, from November 2002 to
                                                  August 2003, Vice President, Deutsche Bank, Asset
                                                  Management, from November 1995 to November 2002.

Lisa Curcio              Secretary                Vice President, Fund Administration Services Group,
Age 44                                            The Bank of New York, since February 2001; Director of
                                                  Compliance, Lord, Abbett & Co., from September 2000
                                                  to February 2001; Senior Vice President, Compliance,
                                                  Lexington Global Asset Managers, from April 1985 to
                                                  September 2000.

The Fund is available to investors who have a personal net worth of $1.5 million and meet certain other criteria as described in the Fund's prospectus. Interests in the Fund are not transferable; however liquidity may be available through repurchase offers made at the discretion of the Board of Managers of the Fund.

FOR MORE COMPLETE INFORMATION INCLUDING CHARGES, EXPENSES AND ONGOING FEES, PLEASE CALL 1.877.470.9122 TO RECEIVE A PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.

As with any speculative investment program, it is possible to incur losses as well as gains through an investment in the Fund. There can be no assurances that the fund will achieve its objectives. The prospectus contains a more complete description of the risks associated with the Fund. Under no circumstances should a prospective investor ELECT TO INVEST IN THE FUND WITHOUT REVIEWING THE FUND'S PROSPECTUS.

The Fund is distributed by BNY Hamilton Funds Distributors, Inc., which is not affiliated with The Bank of New York, The Bank of New York, as adviser, and Ivy Asset Management Corp., as investment manager, both receive compensation for providing advisory and other services to the Fund.

--------------------------------------------------------------------------------
NOT FDIC, STATE OR                 MAY LOSE             NO BANK, STATE OR
FEDERAL AGENCY INSURED             VALUE                FEDERAL AGENCY GUARANTEE
--------------------------------------------------------------------------------

                                     [Logo]
                           IVY Asset Management Corp.
                  --------------------------------------------
                  A subsidiary of The Bank of New York Company



IMS -3-04

ITEM 2. CODE OF ETHICS.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code is filed as an exhibit to this report on Form N-CSR under item 11(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Managers has determined that Carla D. Hunter of the Board's audit committee qualifies as an audit committee financial expert ("ACFE"), as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Managers in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed from the Fund's fiscal period from April 1, 2003 (inception of the Fund) through March 31, 2004 for professional services rendered by the principal accountant for the audit of the Fund's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $67,000.

(b) AUDIT-RELATED FEES. The aggregate fees billed from the Fund's fiscal period from April 1, 2003 (inception of the Fund) through March 31, 2004 for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported above in Item 4(a) were $0.

(c) TAX FEES. The aggregate fees billed from the Fund's fiscal period from April 1, 2003 (inception of the Fund) through March 31, 2004 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $0.

(d) ALL OTHER FEES. The aggregate fees billed from the Fund's fiscal period from April 1, 2003 (inception of the Fund) through March 31, 2004 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0. Fees billed for the SAS 70 for 2003 Mutual Fund Accounting and Administration and 2003 Trust and Custody Services were $170,500 and $275,900, respectively. These fees were paid by the Bank of New York.

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. Per Rule 2-01(c)(7)(A), the Audit committee pre-approves all of the Audit Fees of the Registrant . The audit-reated fees related to the SAS 70 Reports which were performed by Ernst & Young LLP were pre-approved at the Bank's Audit Committee meeting.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Carla D. Hunter, Arthur Williams III, Rodney S. Yanker and Frederic Saperstein.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule is included as a part of the report to shareholders filed under
Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund has delegated the voting of proxies relating to its voting securities to the Ivy Asset Management Corp., its sub-advisor, pursuant to the proxy voting procedures of the Advisor. The Advisor's Proxy Voting Policies and Procedures are included as an exhibit hereto.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable until shareholder reports for fiscal years ending after June 15, 2004.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Managers that would require disclosure herein.

ITEM 10. CONTROLS AND PROCEDURES.

a) Based on their evaluation on June 1, 2004, the President (principal executive officer) and the Treasurer (principal financial officer) of the Ivy Multi-Strategy Hedge Fund LLC (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or BNY Investment Advisors (the "Adviser"), the investment adviser, Ivy Asset Management Corp. ("Ivy"), the investment manager and The Bank of New York (the "Administrator"), administrator of the Fund, or BNY Hamilton Distributors, a subsidiary of BISYS Fund - Services, Inc. ("Bisys") which acts as distributor for the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or BNY or Bisys on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of BNY, Bisys, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the Adviser's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the Adviser's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the Adviser during such period.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as
Exhibit 99.CERT.

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

    [Proxy Voting Policies and Procedures are attached as Exhibit 99.ProxyPol]

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ivy Multi-Strategy Hedge Fund LLC
            --------------------------------------

By: /s/ Steven Pisarkiewicz
   ----------------------------

Name:    Steven Pisarkiewicz

Title:   President

Date:    June 1, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven Pisarkiewicz
   ----------------------------

Name:    Steven Pisarkiewicz

Title:   President

Date:    June 1, 2004

By: /s/ Sheila McKinney
   ------------------------

Name:    Sheila McKinney

Title:   Treasurer

Date:    June 1, 2004